VALUE OF IN-FORCE BUSINESS (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
VALUE OF IN-FORCE BUSINESS (Details) [Line Items]
Estimated Illiquidity Premium	128.00%	114.00%
OEIC [member]
VALUE OF IN-FORCE BUSINESS (Details) [Line Items]
AcquiredValueOfNonParticipatingInvestmentContract	£ 167	£ 185